UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10075
                                                    --------------------

                             UBS Sequoia Fund L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM






                                   YEAR ENDED
                               DECEMBER 31, 2004

                            UBS SEQUOIA FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                               DECEMBER 31, 2004



                                    CONTENTS


Report of Independent Registered Public Accounting Firm....................   1

Statement of Assets, Liabilities and Members' Capital......................   2

Statement of Operations....................................................   3

Statements of Changes in Members' Capital..................................   4

Notes to Financial Statements..............................................   5

Schedule of Portfolio Investments..........................................  12

[GRAPHIC OMITTED] ERNST & YOUNG

[GRAPHIC OMITTED] ERNST & YOUNG LLP
                  5 Times Square
                  New York, New York 10036-6530


[GRAPHIC OMITTED] Phone: (212) 773-3000
                  www.ey.com


             Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of UBS Sequoia Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Sequoia Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2004, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Sequoia Fund, L.L.C. at December 31, 2004, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.



                                                               ERNST & YOUNG LLP



New York, New York
February 14, 2005

                                                                               1
                   A Member Practice of Ernst & Young Global

                                                        UBS SEQUOIA FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------

                                                                               DECEMBER 31, 2004

------------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $96,200,041)                              $111,535,264
Cash and cash equivalents                                                              7,369,832
Receivables:
  Due from broker                                                                     24,748,817
  Investments sold, not settled                                                        1,018,792
  Dividends                                                                               15,451
  Interest                                                                                38,274
Other assets                                                                                 500
------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                         144,726,930
------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $21,820,768)          25,158,812
Payables:
  Withdrawals payable                                                                  2,286,234
  Investments purchased, not settled                                                     230,757
  Management fee                                                                         119,053
  Professional fees                                                                       86,730
  Administration fee                                                                      20,484
  Other                                                                                   29,503
------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                     27,931,573
------------------------------------------------------------------------------------------------

NET ASSETS                                                                          $116,795,357
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                           $104,798,178
Accumulated net unrealized appreciation on investments                                11,997,179
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                    $116,795,357
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------

                                                                    YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                                               229,680
  Dividends                                                                          $   185,217
------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                  414,897
------------------------------------------------------------------------------------------------

EXPENSES

  Management fee                                                                       1,167,347
  Professional fees                                                                      248,593
  Administration fee                                                                      90,373
  Interest                                                                                 2,858
  Miscellaneous                                                                          115,842
------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                         1,625,013
------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                   (1,210,116)
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

  Net realized gain from investments                                                  16,792,653
  Change in net unrealized appreciation/depreciation from investments                 (5,673,892)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                     11,118,761
------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                                                $ 9,908,645
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2004 AND 2003

------------------------------------------------------------------------------------------------------------------------

                                                                MANAGER                MEMBERS                 TOTAL
------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                           $  710,250            $ 98,084,322           $ 98,794,572

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                     2,212                (965,106)              (962,894)
  Net realized gain from investments                             124,919              14,939,555             15,064,474
  Change in net unrealized
         appreciation/depreciation from investments              141,149              16,233,954             16,375,103
Incentive allocation                                             205,000                      --                205,000
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                 473,280              30,208,403             30,681,683
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                --                 369,849                369,849
  Members' withdrawals                                                --             (24,339,667)           (24,339,667)
  Offering costs                                                     (10)                 (1,256)                (1,266)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                           (10)            (23,971,074)           (23,971,084)
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                         $1,183,520            $104,321,651           $105,505,171
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                             (5,746)             (1,159,183)            (1,164,929)
  Net realized gain from investments                             200,211              15,965,392             16,165,603
  Change in net unrealized
         appreciation/depreciation from investments             (107,376)             (5,354,649)            (5,462,025)
Incentive allocation                                             369,996                      --                369,996
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                 457,085               9,451,560              9,908,645
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            50,000              48,032,825             48,082,825
  Members' withdrawals                                          (265,695)            (46,354,061)           (46,619,756)
  Offering costs                                                    (757)                (80,771)               (81,528)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                      (216,452)              1,597,993              1,381,541
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                         $1,424,153            $115,371,204           $116,795,357
------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). The Fund commenced operations on October 1, 2000.

         In February 2004, Frontier Performance Advisors, L.P. ("FPA"), the non-managing member of the Fund's investment adviser (the "Adviser"), informed the Fund that it no longer wished to manage hedge fund assets. Consequently, FPA has withdrawn as a non-managing member of the Adviser. After conducting an extensive search, the Adviser identified Paradigm Capital Management, Inc. ("PCM") to become the non-managing member of the Adviser. Such recommendation was approved by the Board of Directors and the Members of the Fund on May 13, 2004. PCM began to act in such capacity on May 14, 2004.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and PCM. UBSFA is the managing member of the Manager and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by PCM manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. PCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities at December 31, 2004.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         The Fund has reclassified $1,210,116 and $16,792,563 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended
         December 31, 2004. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee is paid to UBSFA out of the Fund's assets and debited against Members' capital accounts, excluding the Manager's capital account. A Portion of the fee is paid by UBSFA to FPA through May 13, 2004 and then thereafter to PCM.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

3.       RELATED PARTY TRANSACTIONS (CONTINUED)

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2004, UBS FSI and its affiliates did not earn any brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, and upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits, that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2004 and December 31, 2003 was $369,996 and $205,000,
         respectively, and was recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of December 31, 2004, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2004 were $23,374.

         As described in the private placement memorandum, certain brokerage arrangements provided that FPA received soft dollar credits related to brokerage commissions paid by the Fund. Such credits had been used by FPA for research and related services that would then be paid for or provided by the broker. The research services obtained by FPA through the use of soft dollar credits were for the benefit of the Fund or other accounts managed by FPA.

4.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

4.       ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2004, amounted to $206,659,785 and $204,726,509, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $23,459,405 and $45,550,409, respectively. Net realized gain resulting from short positions was $540,334 for the year ended December 31, 2004.

         At December 31, 2004 the tax basis of investments was $75,804,061 resulting in accumulated net unrealized appreciation on investments of $11,997,179 which consists of $15,289,238 gross unrealized appreciation and $4,727,252 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

6.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding during the year ended December 31, 2004.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2004, the Fund did not trade any forward or futures contracts.

8.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

9.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                              PERIOD FROM OCTOBER 1,
                                                                                                               2000 (COMMENCEMENT OF
                                                                                                                OPERATIONS) THROUGH
                                                                YEARS ENDED DECEMBER 31,                             DECEMBER 31,
                                              2004               2003            2002              2001                  2000
                                           ------------      ------------     -----------       ------------  ----------------------
       Ratio of net investment loss to
       average net assets****                 (1.26)%           (0.94)%          (1.20)%           (0.86)%            (0.50)%*
       Ratio of total expenses to
       average net assets****                  1.69%             1.55%            1.67%             1.60%              2.74%*

       Portfolio turnover rate               229.48%           285.30%          336.06%           420.05%             59.72%

       Total Return pre incentive
       allocation **                           7.75%            36.10%          (19.58)%          (11.87)%            (3.94)%

       Total return post incentive
       allocation ***                          6.20%            28.88%          (19.58)%          (11.87)%            (3.94)%

       Average debt ratio****                  0.00%             0.22%            0.21%             0.89%              2.60%
       Net asset value at end of period    $116,795,357      $105,505,171     $98,794,572       $156,181,093       $151,581,832

                                                        UBS SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

9.     FINANCIAL HIGHLIGHTS (CONTINUED)

       *          Annualized.
       ** Total return assumes a purchase of interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
       *** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
       **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004


    SHARES                                                          MARKET VALUE
--------------------------------------------------------------------------------
               UNITED STATES OF AMERICA
               ------------------------
               INVESTMENTS IN SECURITIES (95.50%)
               ----------------------------------
               COMMON STOCK (95.50%)
               ---------------------
               ADVANCED MATERIALS/PRODUCTS (0.38%)
      30,800   Hexel Corp. *                                      $    446,600
                                                                  ------------

               APPLICATIONS SOFTWARE (1.26%)
      92,300   Moldflow Corp. *                                      1,467,570
                                                                  ------------

               BATTERIES/BATTERY SYSTEM (1.05%)
      80,100   EnerSys *                                             1,221,525
                                                                  ------------

               CIRCUIT BOARDS (4.07%)
     259,400   DDi Corp. *                                             824,892
      21,000   Park Electrochemical Corp.                              455,280
      92,400   SBS Technologies, Inc. *                              1,289,904
     184,600   TTM Technologies, Inc. *                              2,178,280
                                                                  ------------
                                                                     4,748,356
                                                                  ------------

               COMPUTER SERVICES (0.29%)
      22,400   Pomeroy It Solutions Inc. *                             340,704
                                                                  ------------

               CONSUMER PRODUCTS - MISCELLANEOUS (5.77%)
     123,000   Fossil, Inc. *                                        3,153,720
     106,800   Helen Of Troy, Ltd. *                                 3,589,548
                                                                  ------------
                                                                     6,743,268
                                                                  ------------

               DISTRIBUTION/WHOLESALE (8.21%)
     307,600   Bell Microproducts, Inc. *                            2,959,112
     233,300   Huttig Building Products, Inc. *                      2,437,985
      92,400   Tech Data Corp. *, (a)                                4,194,960
                                                                  ------------
                                                                     9,592,057
                                                                  ------------

               ELECTRONIC COMPONENTS - MISCELLANEOUS (6.02%)
      92,400   Benchmark Electronics, Inc. *, (a)                    3,150,840
     138,400   CTS Corp.                                             1,839,336
      61,600   Jabil Circuit, Inc. *                                 1,575,728
      54,400   Sanmina-SCI Corp. *, (a)                                460,768
                                                                  ------------
                                                                     7,026,672
                                                                  ------------

               ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.71%)
     123,200   Fairchild Semiconductor International, Inc. *         2,003,232
                                                                  ------------

               ENTERPRISE SOFTWARE/SERVICES (5.11%)
     369,100   Retek, Inc. *                                         2,269,965
     153,800   SYNNEX Corp. *                                        3,700,428
                                                                  ------------
                                                                     5,970,393
                                                                  ------------

               FOOD - MISCELLANEOUS/DIVERSIFIED (2.58%)
      61,558   J & J Snack Foods Corp. *                             3,018,189
                                                                  ------------

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

     SHARES                                                         MARKET VALUE
--------------------------------------------------------------------------------
               COMMON STOCK (CONTINUED)
               ------------------------
               HOME FURNISHINGS (0.18%)
       1,200   Flexsteel Industries, Inc.                         $     21,179
       8,200   Hooker Furniture Corp.                                  186,140
                                                                  ------------
                                                                       207,319
                                                                  ------------

               INTERNET SECURITY (3.05%)
     138,400   Symantec Corp. *                                      3,565,184
                                                                  ------------

               MEDICAL INSTRUMENTS (5.10%)
     123,000   Conmed Corp. *                                        3,495,660
      55,400   DJ Orthopedics, Inc. *                                1,186,668
      30,800   Edwards Lifesciences Corp. *                          1,270,808
                                                                  ------------
                                                                     5,953,136
                                                                  ------------

               MEDICAL PRODUCTS (5.35%)
     160,000   Orthofix International NV *, (a)                      6,252,800
                                                                  ------------

               NETWORKING PRODUCTS (1.40%)
     215,300   Adaptec, Inc. *, (a)                                  1,634,127
                                                                  ------------

               OFFICE AUTOMATION & EQUIPMENT (2.15%)
      63,500   Global Imaging Systems, Inc. *                        2,508,250
                                                                  ------------

               POWER CONVERSION/SUPPLY EQUIPMENT (2.77%)
     129,300   C&D Technologies, Inc.                                2,203,272
     108,000   Cherokee International Corp. *                        1,037,880
                                                                  ------------
                                                                     3,241,152
                                                                  ------------

               RENTAL AUTO/EQUIPMENT (0.49%)
      40,000   Electro Rent Corp. *                                    569,200
                                                                  ------------

               RESPIRATORY PRODUCTS (3.98%)
      85,500   Respironics, Inc. *, (a)                              4,647,780
                                                                  ------------

               RETAIL - APPAREL/SHOE (13.76%)
     104,600   Children's Place *                                    3,873,338
     153,800   Finish Line                                           2,814,540
      92,300   JOS. A . Bank Clothiers, Inc. *                       2,612,090
     163,000   Stage Stores, Inc. *, (a)                             6,767,760
                                                                  ------------
                                                                    16,067,728
                                                                  ------------

               RETAIL - COMPUTER EQUIPMENT (0.66%)
      72,900   GTSI Corp. *                                            766,179
                                                                  ------------

               RETAIL - DISCOUNT (0.99%)
      61,600   Shopko Stores, Inc. *                                 1,150,688
                                                                  ------------

               RETAIL - FABRIC STORE (2.90%)
     123,200   Jo-Ann Stores, Inc. *, (a)                            3,392,928
                                                                  ------------

               RETAIL - HOME FURNISHINGS (0.48%)
      46,100   Kirkland's Inc. *                                       566,569
                                                                  ------------

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

     SHARES                                                         MARKET VALUE
--------------------------------------------------------------------------------
               COMMON STOCK (CONTINUED)
               ------------------------
               RETAIL - MUSIC STORE (2.30%)
     215,300   Trans World Entertainment *                        $  2,684,791
                                                                  ------------

               RETAIL - RE DEPARTMENT STORES (1.24%)
      92,300   The Bon-Ton Stores, Inc. (a)                          1,453,725
                                                                  ------------

               RETAIL - SPOROODS (5.86%)
     123,000   Big 5 Sporting Goods Corp. *                          3,584,220
       6,300   Sport Chalet, Inc. *                                     87,948
     123,000   The Sports Authority, Inc. *                          3,167,250
                                                                  ------------
                                                                     6,839,418
                                                                  ------------

               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.75%)
      92,400   Pericom Semiconductor Corp. *                           871,332
                                                                  ------------

               TELECOMMUNICATIONS EQUIPMENT (3.85%)
      42,700   Anaren, Inc. *                                          553,392
     104,800   Comtech Telecommunications *                          3,941,528
                                                                  ------------
                                                                     4,494,920
                                                                  ------------

               WIRELESS EQUIPMENT (1.79%)
     246,400   Powerwave Technologies, Inc. *                        2,089,472
                                                                  ------------
               TOTAL COMMON STOCK (Cost $96,200,041)               111,535,264
                                                                  ------------
               INVESTMENTS IN SECURITIES (Cost $96,200,041)        111,535,264
                                                                  ------------


               SECURITIES SOLD, NOT YET PURCHASED ((21.54)%)
               ---------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED ((21.54)%)
               -----------------------------------------------
               APPAREL MANUFACTURERS ((0.58)%)
      (3,100)  Coach, Inc. *                                          (174,840)
     (24,600)  Guess?, Inc. *                                         (308,730)
     (15,400)  Gymboree Corp. *                                       (197,428)
                                                                  ------------
                                                                      (680,998)
                                                                  ------------

               BATTERIES/BATTERY SYSTEM ((0.36)%)
     (21,600)  Energy Conversion Devices, Inc. *                      (417,312)
                                                                  ------------

               CHEMICALS - SPECIALTY ((0.28)%)
     (10,900)  Symyx Technologies *                                   (327,545)
                                                                  ------------

               COMMERCIAL SERVICES ((0.36)%)
      (9,200)  CoStar Group, Inc. *                                   (424,856)
                                                                  ------------

               COMMUNICATION SOFTWARE ((0.34)%)
     (24,600)  Ulticom, Inc. *                                        (394,338)
                                                                  ------------

               COMPUTER SERVICES ((0.45)%)
     (12,300)  Cognizant Technology Solutions Corp. *                 (520,659)
                                                                  ------------

               COMPUTERS - INTEGRATED SYSTEMS ((0.13)%)
     (15,400)  Maxwell Technologies, Inc. *                           (156,156)
                                                                  ------------


    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

     SHARES                                                         MARKET VALUE
--------------------------------------------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               ------------------------------------------------
               COMPUTERS - MEMORY DEVICES ((0.09)%)
      (6,200)  Xyratex Ltd. *                                     $   (102,300)
                                                                  ------------

               COMPUTERS - PERIPHERAL EQUIPMENT ((1.20)%)
     (43,100)  Immersion Corp. *                                      (314,199)
     (30,800)  InFocus Corp. *                                        (282,128)
     (15,400)  Printronix, Inc. *                                     (275,814)
     (24,600)  Transact Technologies, Inc. *                          (525,456)
                                                                  ------------
                                                                    (1,397,597)
                                                                  ------------

               DISTRIBUTION/WHOLESALE ((0.64)%)
      (6,200)  Advanced Marketing Services *                           (62,372)
     (15,400)  Beacon Roofing Inc *                                   (305,844)
      (6,200)  Fastenal Co. *                                         (381,672)
                                                                  ------------
                                                                      (749,888)
                                                                  ------------

               DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES ((0.60)%)
     (24,600)  Viad Corp. *                                           (700,854)
                                                                  ------------

               EDUCATIONAL SOFTWARE ((0.24)%)
     (18,500)  Blackboard Inc. *                                      (273,985)
                                                                  ------------

               ELECTRIC - INTEGRATED ((0.09)%)
      (6,200)  Avista Corp. *                                         (109,554)
                                                                  ------------

               ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.23)%)
      (6,200)  ATI Technologies Inc. *                                (120,218)
      (6,200)  NVIDIA Corp. *                                         (146,072)
                                                                  ------------
                                                                      (266,290)
                                                                  ------------

               ENERGY - ALTERNATIVE SOURCES ((0.31)%)
     (30,800)  FuelCell Energy, Inc. *                                (304,920)
      (9,200)  Plug Power, Inc. *                                      (56,212)
                                                                  ------------
                                                                      (361,132)
                                                                  ------------

               ENTERPRISE SOFTWARE/SERVICES ((0.79)%)
     (15,400)  Concord Communications, Inc. *                         (170,632)
     (24,600)  Concur Technologies, Inc *                             (219,186)
     (18,500)  Informatica Corp. *                                    (150,220)
      (9,200)  Manugistics Group, Inc. *                               (26,404)
     (27,700)  Ultimate Software Group, Inc. *                        (351,236)
                                                                  ------------
                                                                      (917,678)
                                                                  ------------

               ENTERTAINMENT SOFTWARE ((0.19)%)
      (6,200)  Take-Two Interactive Software, Inc *                   (215,698)
                                                                  ------------

               FINANCE - INVESTMENT BANKER/BROKER ((0.13)%)
     (15,400)  First Albany Co., Inc. *                               (149,380)
                                                                  ------------

               FOOD - MISCELLANEOUS/DIVERSIFIED ((0.12)%)
      (6,200)  American Italian Pasta Co-A *                          (144,150)
                                                                  ------------

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

     SHARES                                                         MARKET VALUE
--------------------------------------------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               ------------------------------------------------
               FOOTWEAR & RELATED APPAREL ((0.36)%)
      (3,100)  Deckers Outdoor Corp. *                            $   (145,669)
      (9,200)  Rocky Shoes & Boots, Inc. *                            (274,160)
                                                                  ------------
                                                                      (419,829)
                                                                  ------------

               IDENTIFICATION SYSTEMS/DEVICES ((0.04)%)
      (6,200)  Identix, Inc. *                                         (45,756)
                                                                  ------------

               INTERNET INFRASTRUCTURE SOFTWARE ((0.51)%)
     (12,300)  F5 Networks, Inc. *                                    (599,256)
                                                                  ------------

               MEDICAL - BIOMEDICAL/GENETICS ((1.30)%)
     (15,400)  Advanced Magnetics, Inc. *                             (242,088)
     (24,600)  ICOS Corp. *                                           (695,688)
     (21,600)  Medimmune, Inc. *                                      (585,576)
                                                                  ------------
                                                                    (1,523,352)
                                                                  ------------

               MEDICAL - DRUGS ((1.00)%)
     (37,000)  Accelrys, Inc. *                                       (288,600)
     (15,400)  Pharmion Corp. *                                       (650,034)
     (30,800)  Pozen, Inc. *                                          (223,916)
                                                                  ------------
                                                                    (1,162,550)
                                                                  ------------

               MEDICAL - HOSPITALS ((0.29)%)
     (15,400)  Symbion, Inc. *                                        (340,032)
                                                                  ------------

               MEDICAL - IMAGING SYSTEMS ((0.31)%)
     (21,600)  Vital Images, Inc. *                                   (361,800)
                                                                  ------------

               MEDICAL INFORMATION SYSTEMS ((0.73)%)
      (3,100)  Cerner Corp. *                                         (164,827)
     (33,900)  Eclipsys Corp. *                                       (692,577)
                                                                  ------------
                                                                      (857,404)
                                                                  ------------

               MEDICAL LASER SYSTEMS ((0.19)%)
      (6,200)  Laserscope *                                           (222,642)
                                                                  ------------

               MEDICAL PRODUCTS ((0.25)%)
     (15,400)  Viasys Healthcare, Inc. *                              (292,600)
                                                                  ------------

               NETWORKING PRODUCTS ((0.21)%)
      (9,200)  Juniper Networks, Inc. *                               (250,148)
                                                                  ------------

               PATIENT MONITORING EQUIPMENT ((0.41)%)
     (30,800)  Somanetics Corp. *                                     (474,628)
                                                                  ------------

               POWER CONVERSION/SUPPLY EQUIPMENT ((0.10)%)
     (24,600)  Active Power, Inc. *                                   (114,390)
                                                                  ------------

               RETAIL - APPAREL/SHOE ((0.85)%)
      (9,300)  Bebe Stores, Inc. *                                    (250,914)
     (15,400)  Charlotte Russe Holding, Inc. *                        (155,540)
      (4,500)  Christopher & Banks Corp. *                             (83,025)


    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

     SHARES                                                         MARKET VALUE
--------------------------------------------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               ------------------------------------------------
               RETAIL - APPAREL/SHOE (CONTINUED)
      (9,200)  Pacific Sunwear Of California *                    $   (204,792)
     (12,300)  Too, Inc. *                                            (300,858)
                                                                  ------------
                                                                      (995,129)
                                                                  ------------

               RETAIL - BEDDING ((0.39)%)
     (18,500)  Linens 'N Things, Inc. *                               (458,800)
                                                                  ------------

               RETAIL - CATALOG SHOPPING ((0.65)%)
     (24,600)  Coldwater Creek, Inc. *                                (759,402)
                                                                  ------------

               RETAIL - COMPUTER EQUIPMENT ((0.12)%)
      (6,200)  PC Mall, Inc. *                                        (138,756)
                                                                  ------------

               RETAIL - DISCOUNT ((0.26)%)
      (3,100)  Kmart Holding Corp. *                                  (306,745)
                                                                  ------------

               RETAIL - FABRIC STORE ((0.08)%)
      (9,200)  Hancock Fabrics, Inc./DE *                              (95,404)
                                                                  ------------

               RETAIL - HOME FURNISHINGS ((0.25)%)
     (20,290)  Design Within Reach, Inc. *                            (295,220)
                                                                  ------------

               RETAIL - MAIL ORDER ((0.16)%)
     (12,300)  The J. Jill Group, Inc. *                              (183,147)
                                                                  ------------

               RETAIL - RESTAURANTS ((2.06)%)
     (12,300)  BJ's Restaurants, Inc. *                               (172,200)
     (30,800)  Buffalo Wild Wings, Inc. *                           (1,072,148)
     (27,700)  McCormick & Schmick's Seafood
                 Restaurants, Inc. *                                  (466,745)
     (12,300)  PF Chang's China Bistro, Inc. *                        (693,105)
                                                                  ------------
                                                                    (2,404,198)
                                                                  ------------

               RETAIL - TOY STORE ((0.19)%)
      (6,200)  Build-A-Bear-Workshop, Inc. *                          (217,930)
                                                                  ------------

               SCHOOLS ((1.31)%)
      (9,200)  Corinthian Colleges, Inc. *                            (173,374)
      (6,200)  ITT Educational Services, Inc. *                       (294,810)
     (27,700)  Learning Tree International, Inc. *                    (371,180)
      (3,100)  Strayer Education, Inc. *                              (340,349)
      (9,200)  Universal Technical Institute, Inc. *                  (350,704)
                                                                  ------------
                                                                    (1,530,417)
                                                                  ------------

               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS ((0.12)%)
     (30,800)  Sipex Corp. *                                          (144,144)
                                                                  ------------

               SUPERCONDUCTOR PRODUCTS & SYSTEMS ((0.24)%)
     (18,500)  American Superconductor Corp. *                        (275,465)
                                                                  ------------

               TELECOMMUNICATIONS EQUIPMENT ((0.29)%)
      (6,200)  Comverse Technology, Inc. *                            (151,590)
      (1,500)  NMS Communications Corp *                                (9,465)


    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

     SHARES                                                         MARKET VALUE
--------------------------------------------------------------------------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               ------------------------------------------------
               TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
     (18,500)  Symmetricom, Inc. *                                $   (179,635)
                                                                  ------------
                                                                      (340,690)
                                                                  ------------

               THERAPEUTICS ((0.81)%)
      (9,200)  Mannkind Corp. *                                       (144,900)
     (37,000)  Medarex, Inc. *                                        (398,860)
     (12,300)  Medicines Co. *                                        (354,240)
     (12,300)  Theragenics Corp. *                                     (49,938)
                                                                  ------------
                                                                      (947,938)
                                                                  ------------

               WIRELESS EQUIPMENT ((0.57)%)
     (24,600)  Alvarion Ltd. *                                        (326,196)
     (39,800)  Vyyo, Inc. *                                           (342,678)
                                                                  ------------
                                                                      (668,874)
                                                                  ------------

               DISPOSABLE MEDICAL EQUIPMENT ((0.20)%)
     (15,400)  Merit Medical Systems, Inc. *                          (235,312)
                                                                  ------------

               RETAIL - LEISURE PRODUCTS ((0.11)%)
      (5,200)  West Marine Inc. *                                     (128,700)
                                                                  ------------

               OPTICAL - RECOGNITION EQUIPMENT ((0.05)%)
      (6,200)  Digimarc Corp. *                                        (57,784)
                                                                  ------------
               TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
               (PROCEEDS $(21,820,768))                            (25,158,812)
                                                                  ------------

               SECURITIES SOLD, NOT YET PURCHASED
               (PROCEEDS $(21,820,768))                            (25,158,812)
                                                                  ------------

     TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
     NOT YET PURCHASED -- 73.96%                                    86,376,452
                                                                  ------------
     OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 26.04%          30,418,905
                                                                  ------------
     TOTAL NET ASSETS -- 100.00%                                  $116,795,357
                                                                  ============

*   Non-income producing securitiy
(a) Partially or wholly held ($16,922,347 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    The preceding notes are an integral part of these financial statements.

                                                        UBS SEQUOIA FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004

--------------------------------------------------------------------------------

                                                         DECEMBER 31, 2004
INVESTMENTS IN SECURITIES - BY INDUSTRY             PERCENTAGE OF NET ASSETS (%)
---------------------------------------             ----------------------------
ADVANCED MATERIALS                                            0.38%
APPAREL MANUFACTURERS                                        (0.58)
APPLICATIONS SOFTWARE                                         1.26
BATTERIES                                                      .69
CHEMICALS                                                    (0.28)
CIRCUIT BOARDS                                                4.07
COMMERCIAL SERVICES                                          (0.36)
COMMUNICATION SOFTWARE                                       (0.34)
COMPUTER SERVICES                                            (0.16)
COMPUTERS                                                    (1.42)
CONSUMER PRODUCTS                                             5.77
DISPOSABLE MEDICAL EQUIPMENT                                 (0.20)
DISTRIBUTION                                                  7.57
DIVERSIFIED OPERATIONS                                       (0.60)
EDUCATIONAL SOFTWARE                                         (0.24)
ELECTRIC                                                     (0.09)
ELECTRONIC COMPONENTS                                         7.50
ENERGY                                                       (0.31)
ENTERPRISE SOFTWARE                                           4.32
ENTERTAINMENT SOFTWARE                                       (0.19)
FINANCE                                                      (0.13)
FOOD                                                          2.46
FOOTWEAR & RELATED APPAREL                                   (0.36)
HOME FURNISHINGS                                              0.18
IDENTIFICATION SYSTEMS                                       (0.04)
INTERNET INFRASTRUCTURE SOFTWARE                             (0.51)
INTERNET SECURITY                                             3.05
MEDICAL                                                      (2.90)
MEDICAL INFORMATION SYSTEMS                                  (0.73)
MEDICAL INSTRUMENTS                                           5.10
MEDICAL LASER SYSTEMS                                        (0.19)
MEDICAL PRODUCTS                                              5.10
NETWORKING PRODUCTS                                           1.19
OFFICE AUTOMATION & EQUIPMENT                                 2.15
OPTICAL                                                      (0.05)
PATIENT MONITORING EQUIPMENT                                 (0.41)
POWER CONVERSION                                              2.67
RENTAL AUTO                                                   0.49
RESPIRATORY PRODUCTS                                          3.98
RETAIL                                                       23.07
SCHOOLS                                                      (1.31)
SEMICONDUCTOR COMPONENTS                                      0.75
SEMICONDUCTORS                                               (0.36)
TELECOMMUNICATIONS EQUIPMENT                                  3.56
THERAPEUTICS                                                 (0.81)
WIRELESS EQUIPMENT                                            1.22

    The preceding notes are an integral part of these financial statements.

                     This Page Intentionally Left Blank.

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                       COMPLEX         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN        HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1          DURING PAST 5 YEARS             BY         OUTSIDE FUND COMPANY
                                                                                    DIRECTOR 2
------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (62)                Term -        Dean and Professor of Mgmt of         48             Director of:
UBS Financial Services Inc.       Indefinite      Graduate School of Business,                       Primedia, Inc.,
1285 Avenue of the Americas      Length-since     Columbia University                              Federated Department
New York, NY 10019                Inception                                                          Stores, Inc.,
Director                                                                                          Revlon, Inc., Select
                                                                                                   Medical, Inc. and
                                                                                                      SAPPI, Ltd.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (75)               Term -        Law partner for Dunnington,           14                 None
UBS Financial Services Inc.       Indefinite      Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman,  (58)            Term -        Professor of Financial                14                 None
UBS Financial Services Inc.       Indefinite      Accounting of Graduate School
1285 Avenue of the Americas      Length-since     of Business, Columbia University
New York, NY 10019                July 2004
Director

------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Mitchell Tanzman (45)               Term -        Managing Director of UBS               2                 None
UBS Financial Services Inc.       Indefinite      Financial Services Inc.
1285 Avenue of the Americas      Length-since     Alternative Investment Group
New York, NY 10019                 May 2004
Director

------------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (37)           Term-Indefinite    Senior Vice President / CFO of        N/A                N/A
UBS Financial Services Inc.     Length- since     UBS Financial Services Inc.
1285 Avenue of the Americas       July 2002       Alternative Investment Group,
New York, NY 10019                                since July 2002.
Principal Accounting Officer                      Prior to July 2002, Partner
and Secretary                                     Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------

1   For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of
    Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2   Of the 48 funds/portfolios in the complex, 34 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,000 for 2003 and $42,000 for 2004. Such audit fees include fees associated with the annual audits and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2003 and $4,500 for 2004. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,500 for 2003 and $31,000 for 2004. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $2,000 for 2003 and $2,000 for 2004. Fees for all other services include fees for administrative services associated with preparing the K-1's for mailing. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)  There were no services  described in each of paragraphs (b) through
             (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to Service Affiliates for each of the last two fiscal years of the registrant was $1.2 million for 2003 and $1.4 million for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

When Paradigm's accounts hold stock which Paradigm will vote in a fiduciary capacity, its voting obligations must be exercised in accordance with (1) the direction and guidance, if any, provided by the document establishing the account relationship, and (2) the principles of fiduciary law which requires the fiduciary to act in the best interests of the account. Thus, in voting such stock, Paradigm will exercise the care, skill, prudence, and diligence under the circumstances that a prudent person would use considering the aims, objectives, and guidance provided by the client.

In general, this will call for the voting of stock consistent with the best interests of the account, including long-term and short-term economic interests. In considering the best interests of the account, Paradigm will take into account, among other things, the effect of the proposal on the underlying value of the securities. All conflicts of interest will be resolved in the interest of the client.

Where  Paradigm has an obligation to vote, (1) all stock by proxy will be voted,
(2) a written record of such voting will be kept by Operations. To assist it in analyzing proxies, Paradigm has subscribed to Investor Responsibility Research Center, Inc. ("IRRC"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Please contact

Paradigm Capital Management if you would like a record of how proxies for your shares were voted.

The Portfolio Managers determine how proxies are to be voted. Operations through IRRC will maintain a record of proxy voting determinations, together with all proxy proposals, including shareholder proposals and proposals included in dissident proxy materials. Decisions will be made exclusively in accordance with the economic interests, both long-and short-term, of the account. Except where required by the client, social interests shall not be among the criteria employed by the Portfolio Managers.

Unless notified otherwise by the Portfolio Manager, Operations through IRRC will vote proxies APPROVING the following proposals:

     1. Election of management's nominees for Directors.

     2. Appointment of Auditors.

     3. Change in the date or location of annual meetings.

     4. For investment companies, continuation of company management, investment adviser or distribution contracts.

     5. Transaction of such other business as may properly come before the meeting.

     6. Receiving and/or approving financial reports.

     7. Indemnification of Directors.

     8. Stock splits and stock dividends.

     9. Authority to issue additional debt.

     10. Change in the number of authorized common shares.

     11. Corporate name change.

     12. Change in investment company agreements with advisers.

     13. Stock option plans, unless exercise price is less than the market price at the time of the grant or dilution under the plan would exceed 10%.

     14. Removal of a Director only for cause.

     15. Waiver of preemptive rights.

     16.  Fair  pricing   amendments  unless  accompanied  by  a  super-majority
     provision in excess of two-thirds.

     17. Equal access proposals.

     18. Technical amendments to by-laws or charters.

     19. Share repurchases.

     20. Spin-offs.

Unless notified otherwise by the Portfolio Manager, Operations through IRRC will vote proxies OPPOSING the following proposals:

     1. Creation of a second class of stock with unequal voting rights.

     2. Fair pricing provisions when accompanied by a super-majority provisions in excess of two-thirds.

     3. Amendment to bylaws by Board of Directors without shareholder approval.

     4. Elimination of shareholder right to call a special meeting or requiring more than 25% of shareholders to call a special meeting.

     5. Elimination of shareholder action by written consent.

     6. "Stakeholder" proposals.

     7. Loans or guarantees of loans to Officers and Directors.

     8. Super-majority provisions in excess of two-thirds.

     9. A greater vote requirement to repeal a provision than to adopt it.

     10. Change to cumulative voting.

There is NO GENERAL POLICY with respect to the following proposals which shall be EVALUATED ON A CASE-BY-CASE BASIS BY THE PORTFOLIO MANAGER:

     1. Change in the state of incorporation.

     2. Mergers or other combinations.

     3. Authorization of "blank check" preferred stock.

     4. Golden parachutes.

     5. Proposals to opt out of state anti-takeover laws.

     6. Prohibition of greenmail.

     7. Change in the number of directors.

     8. Approval of poison pill plan.

     9. Confidential voting.

     10. Shareholder proposal to de-classify Board of Directors.


When the Portfolio Managers decide to vote against a proposal, which is generally approved or to vote in favor of a proposal, which is generally opposed, the reason for the exception will be recorded.

The registrant has delegated voting of proxies in respect of portfolio holdings to UBS Sequoia Management, L.L.C., the registrant's investment adviser (the "Adviser"), and proxy voting decisions for the Adviser's clients are made by officers, members or employees of Paradigm Capital Management, Inc. ("PCM") and its affiliates ("PCM"), a member of the Adviser. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. PCM has adopted its own proxy voting policies and procedures that govern its proxy voting activities.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 UBS Sequoia Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date   February 28, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date   February 28, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date   February 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.